Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost - Wholesale (Detail) - Wholesale [member] - Loans outstanding [member] - CAD ($)
$ in Millions
	Jan. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 203,068	$ 200,095
Items not subject to impairment	10,394	8,560
Gross carrying amount of financial assets	213,462	208,655
Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	53,877	51,326
Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	137,382	139,009
Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	9,947	7,525
Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,862	2,235
Stage one loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	175,934	170,525
Stage one loan [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	53,719	50,998
Stage one loan [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	112,706	112,434
Stage one loan [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	9,509	7,093
Stage two loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	25,272	27,335
Stage two loan [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	158	328
Stage two loan [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	24,676	26,575
Stage two loan [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	438	432
Stage three loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,862	2,235
Stage three loan [member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 1,862	$ 2,235